Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental Financial Information

Note 16: Supplemental Financial Information

Receivables
December 31 (in millions)	2012	2011
Receivables, gross	$6,026	$5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	$5,521	$4,652

In addition to the amounts in the table above, noncurrent receivables, net of $641 million and $684 million, as of December 31, 2012 and 2011, respectively, are included in other noncurrent assets, net that primarily related to the licensing of our television and film productions to third parties.

Cash Payments for Interest and Income Taxes
Year ended December 31 (in millions)	2012	2011	2010
Interest	$2,314	$2,441	$1,983
Income taxes	$2,841	$1,626	$1,864

Noncash Investing and Financing Activities

During 2012:

• we acquired $757 million of property and equipment and intangible assets that were accrued but unpaid

• NBCUniversal acquired control of MSNBC.com, in which the fair value of its previously held equity interest in MSNBC.com was accounted for as noncash consideration in the application of acquisition accounting

• NBCUniversal contributed certain assets to acquire control of a previously held equity method investment in Brazil, and the fair value of its previously held equity interest was accounted for as noncash consideration in the application of acquisition accounting

• we recorded a liability of $430 million for a quarterly cash dividend of $0.1625 per common share paid in January 2013

• NBCUniversal entered into a capital lease transaction that resulted in an increase in property and equipment and debt of $85 million

During 2011:

• we acquired 51% of NBCUniversal Holdings on January 28, 2011, for cash and a 49% interest in the Comcast Content Business (see Note 4 for additional information on the NBCUniversal transaction)

• the fair value of NBCUniversal's previously held equity interest in Universal Orlando was accounted for as noncash consideration in the application of acquisition accounting for the Universal Orlando transaction (see Note 4 for additional information on the Universal Orlando transaction)

• we acquired $1 billion of property and equipment and intangible assets that were accrued but unpaid

•we recorded a liability of $305 million for a quarterly cash dividend of $0.1125 per common share paid in January 2012

During 2010:

• we acquired $611 million of property and equipment and intangible assets that were accrued but unpaid

• we recorded a liability of $263 million for a quarterly cash dividend of $0.0945 per common share paid in January 2011